Revenue - Contract liabilities from contracts with customers (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Contract liabilities
-Current portion	¥ (328,001)	¥ (266,919)
-Non-current portion	(51,317)	(59,947)
Total contract liabilities	(379,318)	(326,866)
Trade and other receivables
Receivables, Contract Liabilities From Contracts With Customers [Line Items]
Receivables	¥ 344,787	¥ 315,001